OTHER RECEIVABLES (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current
Tax credit - VAT	$ 4,139	$ 2,124
Income tax credits	9,216	6,956
Tax credit - Knowledge Law (note 3.7.1.1)	1,746	7,354
Other tax credits	2,549	1,815
Advances to suppliers	2,791	2,094
Prepaid expenses	24,992	26,934
Other	8,506	7,509
Other receivables	53,939	54,786
Non-current
Income tax credits	30,320	13,210
Guarantee deposits	7,417	7,558
Prepaid expenses	1,760	1,982
Tax credit - VAT	0	1,013
Other tax credits	347	306
Other	940	2,406
TOTAL	$ 40,784	$ 26,475